Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities
	2015	2014
Accrued liabilities related to:
Consultants and professional fees	$100,000	$122,500
Board of Directors' fees	30,000	40,000
Survey and other projects	10,394	14,308
Payroll (vacation pay and wages payable)	210,816	121,632
	351,210	298,440
Trade payables and other	812,571	484,186
	1,163,783	782,626